Income tax	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Income tax
16	Income tax

(a)	Income tax (benefit)/expense in the consolidated income statement

	2020	2019	2018
	RMB million	RMB million	RMB million
PRC income tax
–Provision for the year	1,716	1,611	962
–Under/(over)-provision in prior year	48	10	(27)

	1,764	1,621	935

Deferred tax (Note 29)
Origination and reversal of temporary differences	(5,132)	(650)	65

Income tax (benefit)/expenses	(3,368)	971	1,000

In respect of a majority of the Group’s airlines operation outside mainland China, the Group has either obtained exemptions from overseas taxation pursuant to the bilateral aviation agreements between the overseas governments and the PRC government, or has sustained tax losses in those overseas jurisdictions. Accordingly, no provision for overseas income tax has been made for overseas airlines operation in the current and prior years.
For the year of 2020, the Company and its branches
are subject
to income tax rates ranging from 15% to 25% (2019:

15% to 25%; 2018:
15% to 25%), and the subsidiaries of the Company
are subject
to income tax rates ranging from 15% to 25% (2019: 15% to 30%
; 2018: 15% to 30%
). Certain subsidiaries of the Company are located in Hong Kong and are subject to income tax at 16.5%.

(b)	Reconciliation between actual income tax (benefit)/expenses and calculated tax based on accounting (loss)/profit at applicable income tax rates

	2020	2019	2018
	RMB million	RMB million	RMB million
(Loss)/profit before income tax	(15,195)	4,055	4,364

Notional tax on (loss)/profit before taxation, calculated at the rates applicable to (loss)/profits i n the tax jurisdictions concerned (Note 16(a))	(3,667)	964	1,089
Adjustments for tax effect of:
Non-deductible expenses	102	18	23
Share of results of associates and joint ventures and other non-taxable income	111	(50)	(121)
Unused tax losses and deductible temporary differences for which no deferred tax assets were recognized	80	62	73
Utilization of unused tax losses and deductible temporary differences for which no deferred tax assets were recognized in prior years	(8)	(3)	(17)
Under/(over)-provision in prior year	48	10	(27)
Super deduction of research and development expenses	(34)	(30)	(20)

Income tax (benefit)/expenses	(3,368)	971	1,000